SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.8%

Communication Services — 6.8%
Alphabet, Cl A *	6,438	$771
Alphabet, Cl C *	293	35
Electronic Arts	1,862	242

		1,048
Consumer Discretionary — 14.0%
Amazon.com *	316	41
AutoZone *	16	40
Booking Holdings *	118	319
Domino's Pizza	604	204
Grand Canyon Education *	284	29
H&R Block	1,074	34
McDonald's	218	65
NVR *	51	324
O'Reilly Automotive *	459	438
Ulta Beauty *	646	304
Yum! Brands	2,431	337

		2,135
Consumer Staples — 9.8%
Altria Group	6,405	290
Coca-Cola	5,018	302
Colgate-Palmolive	2,734	211
Monster Beverage *	3,392	195
PepsiCo	75	14
Philip Morris International	3,821	373
Procter & Gamble	708	107

		1,492
Financials — 9.7%
American Express	137	24
FactSet Research Systems	638	256
Mastercard, Cl A	1,023	402
Moody's	767	267
MSCI, Cl A	577	271
Visa, Cl A	1,088	258

		1,478
Health Care — 15.2%
Bristol-Myers Squibb	3,151	201
Edwards Lifesciences *	478	45
Eli Lilly	251	118
Hologic *	3,811	309
Johnson & Johnson	2,047	339
Merck & Co	3,595	415
Mettler-Toledo International *	183	240
Pfizer	7,165	263
Vertex Pharmaceuticals *	958	337
Waters *	185	49

		2,316
Industrials — 6.1%
Expeditors International of Washington	2,761	335

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fastenal	5,466	$322
Landstar System	592	114
Robert Half International	1,809	136
United Parcel Service, Cl B	147	26

		933
Information Technology — 33.2%
Adobe *	392	192
Apple	7,015	1,361
Broadcom	413	358
Cadence Design Systems *	1,892	444
Cisco Systems	1,089	56
Dolby Laboratories, Cl A	1,081	90
Dropbox, Cl A *	5,035	134
Keysight Technologies *	1,702	285
Manhattan Associates *	1,056	211
Microsoft	3,602	1,227
Pure Storage, Cl A *	113	4
QUALCOMM	167	20
Texas Instruments	1,914	345
VeriSign *	1,507	340

		5,067
Total Common Stock
(Cost $12,584) ($ Thousands)		14,469

Total Investments in Securities — 94.8%
(Cost $12,584) ($ Thousands)		$14,469

Percentages are based on Net Assets of $15,262 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

SEI	Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.9%

Communication Services — 2.4%
Alphabet, Cl C *	51	$6
Interpublic Group of Cos	11,131	430
World Wrestling Entertainment, Cl A	1,210	131

		567
Consumer Discretionary — 10.6%
Amazon.com *	355	46
AutoZone *	221	551
Chipotle Mexican Grill, Cl A *	146	312
Deckers Outdoor *	192	101
Dick's Sporting Goods	1,561	207
Genuine Parts	2,597	440
Lululemon Athletica *	603	228
O'Reilly Automotive *	564	539
Ulta Beauty *	261	123

		2,547
Consumer Staples — 9.1%
Archer-Daniels-Midland	432	33
General Mills	5,699	437
Hershey	2,453	613
Kroger	5,262	247
Lamb Weston Holdings	4,170	479
Mondelez International, Cl A	5,145	375

		2,184
Energy — 3.0%
Chevron	1,359	214
Halliburton	1,645	54
Schlumberger	9,444	464

		732
Financials — 7.6%
Aflac	1,493	104
American Financial Group	231	27
Arch Capital Group *	6,003	449
Blackstone	105	10
Chubb	60	12
Erie Indemnity, Cl A	731	154
FactSet Research Systems	591	237
Shift4 Payments, Cl A *	1,471	100
Unum Group *	2,411	115
W R Berkley	6,063	361
WEX *	1,329	242

		1,811
Health Care — 12.3%
AbbVie	658	89
Acadia Healthcare *	1,320	105
Cigna	147	41
Dexcom *	1,191	153
GE HealthCare Technologies	1,397	113
Gilead Sciences	6,110	471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Humana	892	$399
Masimo *	670	110
McKesson	1,276	545
Merck & Co	1,498	173
Penumbra *	1,040	358
Thermo Fisher Scientific	730	381

		2,938
Industrials — 14.6%
Axon Enterprise *	1,983	387
Booz Allen Hamilton Holding, Cl A	3,763	420
Builders FirstSource *	3,556	484
Clean Harbors *	1,551	255
General Electric	440	48
Hubbell, Cl B	824	273
nVent Electric	1,552	80
Parker-Hannifin	1,321	515
Paylocity Holding *	1,210	223
Republic Services, Cl A	3,215	493
WillScot Mobile Mini Holdings *	6,623	317

		3,495
Information Technology — 31.6%
Allegro MicroSystems *	1,994	90
Apple	10,760	2,087
Arista Networks *	3,815	618
Cadence Design Systems *	2,397	562
Fair Isaac *	85	69
First Solar *	2,107	401
Jabil	3,893	420
Keysight Technologies *	1,276	214
Manhattan Associates *	1,858	371
Microsoft	2,669	909
NVIDIA	1,530	647
ON Semiconductor *	7,620	721
Palo Alto Networks *	1,818	464

		7,573
Materials — 1.4%
Chemours	3,262	121
Graphic Packaging Holding	8,539	205
Reliance Steel & Aluminum	52	14

		340
Real Estate — 1.8%
Extra Space Storage ‡	1,973	293
Public Storage ‡	503	147

		440
Utilities — 2.5%
National Fuel Gas	2,605	134

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NextEra Energy	6,288	$466

		600
Total Common Stock
(Cost $20,849) ($ Thousands)		23,227

Total Investments in Securities — 96.9%
(Cost $20,849) ($ Thousands)		$23,227

Percentages are based on Net Assets of $23,961 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%

Communication Services — 9.1%
Alphabet, Cl C *	2,541	$307
AT&T	33,395	533
Comcast, Cl A	2,520	105
Lumen Technologies	30,435	69
Meta Platforms, Cl A *	1,838	527
Omnicom Group	1,322	126
Playtika Holding *	2,602	30
Verizon Communications	15,315	570

		2,267
Consumer Discretionary — 12.1%
Amazon.com *	431	56
AutoNation *	437	72
Bath & Body Works	1,245	47
eBay	3,401	152
Ford Motor	12,348	187
General Motors	13,182	508
H&R Block	5,005	160
Lennar, Cl A	3,595	450
Lennar, Cl B	423	48
Macy's	7,666	123
Mohawk Industries *	140	14
Penn Entertainment *	4,388	105
PulteGroup	7,197	559
PVH	2,093	178
Thor Industries	915	95
Toll Brothers	3,172	251

		3,005
Consumer Staples — 4.6%
Albertsons, Cl A	4,911	107
Altria Group	7,364	334
Kraft Heinz	722	26
Kroger	12,244	576
Pilgrim's Pride *	1,355	29
Seaboard	6	21
Walgreens Boots Alliance	2,330	66

		1,159
Energy — 3.7%
APA	2,242	77
Chesapeake Energy	2,025	169
EQT	3,704	152
Marathon Petroleum	541	63
Occidental Petroleum	387	23
Ovintiv	6,973	265
PDC Energy	318	23
Southwestern Energy *	4,036	24
Valero Energy	1,081	127

		923

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 11.2%
Affiliated Managers Group	1,162	$174
Ally Financial	8,751	236
American International Group	7,791	448
Brighthouse Financial *	2,092	99
Capital One Financial	4,407	482
Janus Henderson Group	2,208	60
Jefferies Financial Group	5,933	197
MGIC Investment	8,864	140
New York Community Bancorp	19,603	220
OneMain Holdings, Cl A	517	23
Popular	341	21
SLM	7,506	123
Synchrony Financial	12,637	429
Western Union	11,796	138

		2,790
Health Care — 17.5%
AbbVie	711	96
Bristol-Myers Squibb	3,890	249
Cardinal Health	7,729	731
Cigna	675	189
CVS Health	6,349	439
DaVita *	1,140	115
Gilead Sciences	6,728	518
Laboratory Corp of America Holdings	1,774	428
McKesson	1,732	740
Organon	6,818	142
Pfizer	326	12
Quest Diagnostics	2,575	362
Viatris, Cl W	33,992	339

		4,360
Industrials — 5.1%
Allison Transmission Holdings	3,115	176
American Airlines Group *	15,414	277
Avis Budget Group *	306	70
Copa Holdings, Cl A	846	94
ManpowerGroup	332	26
Owens Corning	2,747	358
Ryder System	1,512	128
Schneider National, Cl B	1,564	45
Science Applications International	866	97

		1,271
Information Technology — 23.9%
Amdocs	152	15
Apple	5,639	1,094
Arrow Electronics *	2,023	290
Avnet	2,694	136
Cognizant Technology Solutions, Cl A	1,016	66
Dell Technologies, Cl C	4,833	262
Dropbox, Cl A *	7,390	197

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DXC Technology *	6,714	$179
Gen Digital	1,685	31
Hewlett Packard Enterprise	25,010	420
HP	17,089	525
Intel	6,618	221
Jabil	4,190	452
Micron Technology	3,260	206
Microsoft	2,641	899
Oracle	1,808	215
Skyworks Solutions	4,399	487
TD SYNNEX	1,213	114
Teradata *	2,985	160

		5,969
Materials — 6.0%
Berry Global Group	3,476	224
CF Industries Holdings	1,447	100
Dow	1,383	74
Graphic Packaging Holding	3,852	92
Huntsman	5,446	147
International Paper	6,725	214
LyondellBasell Industries, Cl A	3,364	309
Olin	3,915	201
Steel Dynamics	1,330	145

		1,506
Utilities — 1.0%
National Fuel Gas	2,490	128
PG&E *	5,549	96
PPL	704	19

		243
Total Common Stock
(Cost $21,720) ($ Thousands)		23,493

Total Investments in Securities — 94.2%
(Cost $21,720) ($ Thousands)		$23,493

Percentages are based on Net Assets of $24,928 ($ Thousands).
*	Non-income producing security.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 69.8%

Communication Services — 8.4%
Alphabet, Cl C *	950	$115
AT&T	11,938	190
Comcast, Cl A	4,096	170
Fox	177	6
Interpublic Group of Cos	3,972	153
Omnicom Group	2,159	206
T-Mobile US *	313	44
Verizon Communications	5,308	197

		1,081
Consumer Discretionary — 3.2%
Amazon.com *	153	20
AutoZone *	18	45
Genuine Parts	245	41
Grand Canyon Education *	299	31
H&R Block	1,779	57
McDonald's	462	138
Service Corp International	1,016	66
Yum! Brands	156	21

		419
Consumer Staples — 7.9%
General Mills	2,184	168
Hershey	719	180
J M Smucker	1,059	156
Kellogg	395	27
Mondelez International, Cl A	287	21
Procter & Gamble	1,663	252
Walmart	1,421	223

		1,027
Energy — 2.2%
Chevron	1,386	218
Kinder Morgan	3,511	61
Marathon Petroleum	77	9

		288
Financials — 4.7%
Allstate	538	58
American Financial Group	108	13
Berkshire Hathaway, Cl B *	367	125
Chubb	593	114
Jack Henry & Associates	47	8
Loews	300	18
Marsh & McLennan	113	21
Travelers	391	68
W R Berkley	2,448	146
White Mountains Insurance Group	30	42

		613
Health Care — 13.1%
Bristol-Myers Squibb	2,359	151
Cardinal Health	1,967	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed	43	$23
CVS Health	961	67
Gilead Sciences	2,424	187
Johnson & Johnson	1,711	283
McKesson	454	194
Merck & Co	2,524	291
Pfizer	5,326	195
Quest Diagnostics	885	125

		1,702
Industrials — 6.1%
3M	188	19
Expeditors International of Washington	1,333	161
Genpact	539	20
Landstar System	415	80
Republic Services, Cl A	1,336	205
Robert Half International	470	35
Snap-on	98	28
Verisk Analytics, Cl A	366	83
Waste Management	900	156

		787
Information Technology — 18.4%
Accenture, Cl A	466	144
Amdocs	1,430	141
Amphenol, Cl A	346	30
Apple	2,037	395
Arrow Electronics *	734	105
Avnet	996	50
Cisco Systems	4,393	227
Dolby Laboratories, Cl A	708	59
Jabil	1,454	157
Juniper Networks	2,535	80
Manhattan Associates *	318	64
Microsoft	1,054	359
Motorola Solutions	62	18
Oracle	2,580	307
Roper Technologies	424	204
TD SYNNEX	396	37
Texas Instruments	41	7

		2,384
Materials — 1.3%
Reliance Steel & Aluminum	446	121
Silgan Holdings	987	46

		167
Utilities — 4.5%
Atmos Energy	397	46
CMS Energy	89	5
Consolidated Edison	2,099	190
DTE Energy	287	32
Duke Energy	1,776	159
Hawaiian Electric Industries	1,128	41

SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas	979	$50
UGI	2,186	59

		582
Total Common Stock
(Cost $8,710) ($ Thousands)		9,050

Total Investments in Securities — 69.8%
(Cost $8,710) ($ Thousands)		$9,050

Percentages are based on Net Assets of $12,966 ($ Thousands).
*	Non-income producing security.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
Cl — Class

SEI Exchange Traded Funds